PRINCIPLES OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2021
Principles Of Consolidation
Schedule of companies direct equity investments

The following subsidiaries are included in the consolidated financial statements:

Subsidiary (1)	Form of valuation	2021		2020
		Direct interest, %	Indirect interest, %	Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	—	100.00	—
Cemig Distribuição	Consolidation	100.00	—	100.00	—
Gasmig	Consolidation	99.57	—	99.57	—
Cemig Geração Distribuída	—	—	—	100.00	—
Cemig Sim	Consolidation	100.00	—	100.00	—
Centroeste	Consolidation	—	—	100.00	—

(1)	On November 24, 2021, an Extraordinary General Meeting of the Company approved an increase in its share capital, through subscription of the investment held in Centroeste, completing the corporate restructuring authorized by Cemig’s Board of Directors on February 12, 2021. Thus, this investee is no longer directly consolidated by the Company.